Deferred Tax Assets and Liabilities - Deferred Tax Assets and Liabilities Recognized and Movements During the Period (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	¥ 37,330	¥ 31,240
Credited / (charged) to profit or loss	3,510	6,051
Charged to other comprehensive income	(8)	1	¥ (1)
Exchange differences	15	38
Ending balance	40,847	37,330	31,240
Deferred tax asset [member] | Write-down of obsolete inventories [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	43	13
Credited / (charged) to profit or loss	42	30
Ending balance	85	43	13
Deferred tax asset [member] | Depreciation, write-off and impairment of property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	6,615	6,928
Credited / (charged) to profit or loss	1,611	(313)
Ending balance	8,226	6,615	6,928
Deferred tax asset [member] | Accrued expenses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	18,744	15,068
Credited / (charged) to profit or loss	1,866	3,676
Ending balance	20,610	18,744	15,068
Deferred tax asset [member] | Unredeemed reward program [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	8,676	5,753
Credited / (charged) to profit or loss	1,139	2,923
Ending balance	9,815	8,676	5,753
Deferred tax asset [member] | Expected credit impairment losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	2,302	1,803
Credited / (charged) to profit or loss	80	499
Ending balance	2,382	2,302	1,803
Deferred tax asset [member] | Recognition of right-of-use assets and lease liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	746	830
Credited / (charged) to profit or loss	(93)	(84)
Ending balance	653	746	830
Deferred tax asset [member] | Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	4,457	4,844
Credited / (charged) to profit or loss	333	(386)
Exchange differences	(4)	(1)
Ending balance	4,786	4,457	4,844
Deferred tax liabilities [member] | Change in value of financial assets measured at FVPL [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(302)	(399)
Credited / (charged) to profit or loss	(862)	97
Ending balance	(1,164)	(302)	(399)
Deferred tax liabilities [member] | Accelerated depreciation of property, plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(3,595)	(3,088)
Credited / (charged) to profit or loss	(470)	(546)
Exchange differences	18	39
Ending balance	(4,047)	(3,595)	(3,088)
Deferred tax liabilities [member] | Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(356)	(512)
Credited / (charged) to profit or loss	(136)	155
Charged to other comprehensive income	(8)	1
Exchange differences	1
Ending balance	(499)	(356)	(512)
Deferred tax asset before offsetting [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	41,583	35,239
Credited / (charged) to profit or loss	4,978	6,345
Exchange differences	(4)	(1)
Ending balance	46,557	41,583	35,239
Deferred tax liabilities before offsetting [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(4,253)	(3,999)
Credited / (charged) to profit or loss	(1,468)	(294)
Charged to other comprehensive income	(8)	1
Exchange differences	19	39
Ending balance	¥ (5,710)	¥ (4,253)	¥ (3,999)